CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Year ended December 31, 2017	Year ended December 31, 2016
Carrying amount, beginning of period	$84,961	$78,807
Redemption of convertible debentures	(44,034)	(466)
Conversion of convertible debentures	(48,559)	—
Unwinding of discount	3,349	4,189
Foreign currency translation	4,283	2,431
Carrying amount, end of year	$—	$84,961
Current portion	—	84,961
Long term balance	$—	$—

		Year ended December 31, 2017
		Changes from financing cash flows		Other changes
	Balance as at January 1, 2017	Repurchase of debentures	Interest paid	Interest expense	Conversions	Unwinding of discount	Foreign currency translation	Balance as at December 31, 2017
Long-term debt	$84,961	($44,034)	($4,816)	$4,816	($48,559)	$3,349	$4,283	$—

		Year ended December 31, 2016
		Changes from financing cash flows		Other changes
	Balance as at January 1, 2016	Repurchase of debentures	Interest paid	Interest expense	Conversions	Unwinding of discount	Foreign currency translation	Balance as at December 31, 2016
Long-term debt	$78,807	($466)	($6,017)	$6,017	$—	$4,189	$2,431	$84,961